UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10181

Name of Fund: Government Securities Delaware, LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Government
        Securities Delaware, LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 12/31/03

Item 1 - Report to Shareholders

Government Securities Delaware, LLC

Annual Report
December 31, 2003

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

To Our Shareholders

We are pleased to present the shareholder report for Government Securities Delaware, LLC, for the twelve-month period ended December 31, 2003.

The fund's investment objectives are to maximize current income consistent with the preservation of capital and to match the maturities of investments with operating and dividend payment needs. During the period the fund generated net investment income of 5.93% as a percentage of average net assets and paid dividends of $ 36.10 per share.

As you are aware, this fund has not retained an investment advisor. There was no trading activity during the twelve-month period ended December 31, 2003 and the fund's portfolio holdings have remained the same.


/s/ Terry K. Glenn
-------------------------
Terry K. Glenn
President and Trustee

Interested Director

                                             Term of                                              Number of
                                           Office and                                          MLIM/FAM-Advised
                            Position(s)      Length                                                Funds***
                             Held with       of Time           Principal Occupation(s)         and Portfolios      Public
Name, Address and Age        Each Fund       Served            During Past Five Years             Overseen      Directorships
---------------------        ---------       ------            ----------------------             --------      -------------
Terry K. Glenn (63)++      President and   President*   President of the MLIM/FAM-advised      123 registered   None
                           Director        and          funds since 1999; Chairman of MLIM     investment
                                           Director**   (Americas Region) from 2000 to 2002;   companies
                                           of each      Executive Vice President of MLIM and   consisting of
                                           Fund since   FAM (which terms as used herein        160 portfolios
                                           2000.        include their corporate predecessors)
                                                        from 1983 to 2000; President of FAM
                                                        Distributors, Inc. ("FAMD" or the
                                                        "Distributor") from 1986 to 2002
                                                        and Director thereof from 1991 to
                                                        2002; Executive Vice President and
                                                        Director of Princeton Services, Inc.
                                                        ("Princeton Services") from 1993 to
                                                        2002; President of Princeton
                                                        Administrators, L.P. from 1988 to
                                                        2002; Director of Financial Data
                                                        Services, Inc. from 1985 to 2002.

----------

+ The address of Mr. Glenn and all other Directors and Officers is P.O. Box 9011, Princeton, NJ 08543-9011.

++ Mr. Glenn is an "interested person," as defined in the Investment Company Act, of each Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators, L.P. and/or his ownership of securities issued by Merrill Lynch & Co., Inc. ("ML & Co.").

*     Elected and serves at the pleasure of the Boards of Directors.

** As a Director, Mr. Glenn serves until his successor is elected and qualified, until December 31 of the year in which he turns 72, or until his death, resignation or removal as provided in the applicable Fund's by-laws or charter or by statute.

Independent Directors

                                             Term of                                              Number of
                                           Office and                                          MLIM/FAM-Advised
                            Position(s)      Length                                               Funds***
                             Held with       of Time           Principal Occupation(s)          and Portfolios     Public
Name, Address and Age        Each Fund       Served            During Past Five Years             Overseen      Directorships
---------------------        ---------       ------            ----------------------             --------      -------------
A. Martin Buss (66)        Director        Director     Mr. Buss served on the Investment      1 registered     None
                                           since 2000.  Policy Committee and as a Member of    investment
                                                        the General Management of the South    company
                                                        African Mutual Life Assurance          consisting of
                                                        Society for 17 years until his         1 portfolio
                                                        retirement in 1993.

Jean-Claude Wolter (67)    Director        Director     Honorary lawyer who retired from the   1 registered     None
                                           since 2000.  Luxembourg Bar in 1998. He was a       investment
                                                        name partner (until 1993) and          company
                                                        consultant on investment fund          consisting of
                                                        matters (until 1998) with Loesch &     1 portfolio
                                                        Wolter.

Officers

                                             Term of
                                           Office and
                            Position(s)      Length
                             Held with       of Time           Principal Occupation(s)
Name, Address and Age        Each Fund       Served            During Past Five Years
---------------------        ---------       ------            ----------------------
Donald C. Burke (43)       Vice            Vice         First Vice President of MLIM and FAM
                           President and   President    since 1997 and Treasurer thereof
                           Treasurer       and          since 1999; Senior Vice President
                                           Treasurer    and Treasurer of Princeton Services
                                           since 2000.  since 1999; Vice President of FAMD
                                                        since 1999; Director of MLIM
                                                        Taxation since 1990

Phillip S. Gillespie (40)  Secretary       Secretary    First Vice President of MLIM since
                                           since 2000.  2001; Director from 2000 to 2001;
                                                        Vice President (Legal Advisory) from
                                                        1999 to 2000; Attorney associated
                                                        with MLIM since 1998.

Custodian:

State Street Bank and Trust Co.
One Heritage Drive
North Quincy, MA 02171

Transfer Agent:

Merrill Lynch Investment Partners, Inc.
800 Scudders Mill Road
Plainsboro, NJ 08536

                          Government Securities Delaware, LLC, December 31, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------
                        Face                               Investments                                              Value
                       Amount
-----------------------------------------------------------------------------------------------------------------------------
Notes -             $ 500,000,000       Merrill Lynch & Co., Inc., Floating Rate Note,
84.2%                                   1.237% due 8/15/2009                                                   $  500,000,000

                      500,000,000       Merrill Lynch Capital Services, Inc., Floating Rate Notes,
                                        1.247% due 8/15/2009                                                      500,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                        Total Investments in Notes (Cost - $1,000,000,000)                      1,000,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                        Total Investments (Cost - $1,000,000,000) - 84.2%                       1,000,000,000
                                        Unrealized Appreciation on Reverse Repurchase Agreement - 14.1%           167,941,827
                                        Unrealized Depreciation on Interest Rate Swaps* - 0.0%                       (563,316)
                                        Other Assets Less Liabilities - 1.7%                                       20,888,944

                                                                                                               --------------
                                        Net Assets - 100.0%                                                    $1,188,267,455
                                                                                                               ==============

* Interest rate swap contracts entered into as of December 31, 2003 were as follows:

      -------------------------------------------------------------------------------------------------------
                                                                           Notional               Unrealized
                                                                            Amount               Depreciation
      -------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 1.1575% and 6-month LIBOR, reset
      each February 15 and August 15, minus 1.09% and pay a
      1-month LIBOR, rest on the 15th of each month, plus .07%,
      compound.

      Broker, ML Capital Services, Inc.
      Expires August 2009                                               $ 1,000,000,000           $(231,830)

      Receive a 6-month LIBOR, reset each February 15 and
      August 15, minus 1.09% and pay semi-annual payments of $41,112.

      Broker, ML Capital Services, Inc.
      Expires August 2009                                               $     1,805,555            (331,486)

      -------------------------------------------------------------------------------------------------------
                                                                                                  $(563,316)
                                                                                                  =========

      See Notes to Financial Statements.

                          Government Securities Delaware, LLC, December 31, 2003

STATEMENT OF ASSETS AND LIABILITIES

                 As of December 31, 2003
===============================================================================================================
Assets:          Investments, at value (identified cost-$1,000,000,000) .....                    $1,000,000,000
                 Cash .......................................................                            64,647
                 Unrealized appreciation on reverse repurchase agreement ....                       167,941,827
                 Receivables:
                      Reverse repurchase agreement-net ......................    $ 22,213,093
                      Interest on notes .....................................       4,633,910
                      Interest rate swaps-net ...............................          56,472        26,903,475
                                                                                 ------------    --------------
                 Total assets ...............................................                     1,194,909,949
                                                                                                 --------------
===============================================================================================================
Liabilities:     Unrealized depreciation on interest rate swaps .............                           563,316
                 Payables:
                       Dividends to unit holders ...........................        6,000,314
                       Administrator ........................................          43,982         6,044,296
                                                                                 ------------
                 Other liabilities ..........................................                            34,882
                                                                                                 --------------
                 Total liabilities ..........................................                         6,642,494
                                                                                                 --------------
===============================================================================================================
Net Assets:      Net assets .................................................                    $1,188,267,455
                                                                                                 ==============
===============================================================================================================
Net Assets       Beneficial Interest, par value $500 (2,000,200 units
Consist of:         authorized) and additional paid-in capital ..............                    $1,021,877,523
                 Accumulated distributions in excess of investment income-net    $   (988,579)
                 Unrealized appreciation on investments, reverse repurchase
                    agreement and interest rate swaps-net ...................     167,378,511
                                                                                 ------------
                 Total accumulated earnings-net .............................                       166,389,932
                                                                                                 --------------
                 Total-Equivalent to $594.10 net asset value per unit based
                    on 2,000,104 units outstanding ..........................                    $1,188,267,455
                                                                                                 ==============
===============================================================================================================

      See Notes to Financial Statements.

                          Government Securities Delaware, LLC, December 31, 2003

STATEMENT OF OPERATIONS

                            For the Year Ended December 31, 2003
================================================================================================================
Investment                  Interest on reverse repurchase agreement-net .......................    $ 57,614,281
Income:                     Interest earned on notes ...........................................      13,195,539
                            Interest income on swaps-net .......................................         807,989
                                                                                                    ------------
                            Total income .......................................................      71,617,809
                                                                                                    ------------
================================================================================================================
Expenses:                   Administrative fees ................................................          50,096
                            Directors' fees and expenses .......................................          10,000
                            Interest expense on promissory notes ...............................           3,223
                            Other ..............................................................              10
                                                                                                    ------------
                            Total expenses .....................................................          63,329
                                                                                                    ------------
                            Investment income-net ..............................................      71,554,480
                                                                                                    ------------
================================================================================================================
Unrealized Loss             Change in unrealized appreciation on investments, reverse repurchase
on Investments,                agreement and interest rate swaps-net ...........................     (37,871,125)
Reverse Repurchase                                                                                  ------------
Agreement and Interest      Net Increase in Net Assets Resulting from Operations ...............    $ 33,683,355
Rate Swaps-Net:                                                                                     ============
================================================================================================================

      See Notes to Financial Statements.

                          Government Securities Delaware, LLC, December 31, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         For the Year Ended December 31,
                                                                                       -----------------------------------
               Increase (Decrease) in Net Assets:                                            2003                2002
==========================================================================================================================
Operations:    Investment income-net ..............................................    $    71,554,480     $    70,873,959
               Change in unrealized appreciation on investments, reverse repurchase
                  agreement and interest rate swaps-net ...........................        (37,871,125)        109,075,628
                                                                                       ---------------     ---------------
               Net increase in net assets resulting from operations ...............         33,683,355         179,949,587
                                                                                       ---------------     ---------------
==========================================================================================================================
Dividends      Investment income-net ..............................................        (72,211,832)        (71,211,042)
to Unit                                                                                ---------------     ---------------
Holders:       Net decrease in net assets resulting from dividends to unit holders         (72,211,832)        (71,211,042)
                                                                                       ---------------     ---------------
==========================================================================================================================
Net Assets:    Total increase in net assets .......................................        (38,528,477)        108,738,545
               Beginning of year ..................................................      1,226,795,932       1,118,057,387
                                                                                       ---------------     ---------------
               End of year* .......................................................    $ 1,188,267,455     $ 1,226,795,932
                                                                                       ===============     ===============
==========================================================================================================================
               * Accumulated distributions in excess of investment income-net .....    $      (988,579)    $      (331,227)
                                                                                       ===============     ===============
==========================================================================================================================

      See Notes to Financial Statements.

                          Government Securities Delaware, LLC, December 31, 2003

Financial Highlights


The following per share data and ratios have been derived                                                    For the Period
from information provided in the financial statements.                For the Year Ended December 31,       August 10, 2000+
                                                                ------------------------------------------   to December 31,
Increase (Decrease) in Net Asset Value:                            2003            2002            2001            2000
============================================================================================================================
Per Share             Net asset value, beginning of year ...    $   613.37      $   559.00      $   541.78      $   500.00
Operating                                                       ----------      ----------      ----------      ----------
Performance:          Investment income-net ................         35.78           35.43           35.48           14.03
                      Unrealized gain (loss) on investments,
                         reverse repurchase agreement and
                         interest rate swaps-net ...........        (18.95)          54.54           17.27           30.81
                                                                ----------      ----------      ----------      ----------
                      Total from investment operations .....         16.83           89.97           52.75           44.84
                                                                ----------      ----------      ----------      ----------
                      Less dividends to unit holders from
                         investment income-net .............        (36.10)         (35.60)         (35.53)          (3.06)
                                                                ----------      ----------      ----------      ----------
                      Net asset value, end of year .........    $   594.10      $   613.37      $   559.00      $   541.78
                                                                ==========      ==========      ==========      ==========
============================================================================================================================
Total Investment      Based on net asset value per share ...          2.74%          16.10%          10.06%           9.00% #
Return:                                                         ==========      ==========      ==========      ==========
============================================================================================================================
Ratios Based on       Total expenses .......................           .01%            .00% ++         .01%            .00% ++ *
Average Net                                                     ==========      ==========      ==========      ==========
Assets:               Total investment income-net ..........          5.93%           6.10%           6.26%           6.88% *
                                                                ==========      ==========      ==========      ==========
============================================================================================================================
Supplemental          Net assets, end of year (in thousands)    $1,188,267      $1,226,796      $1,118,057      $1,083,608
Data:                                                           ==========      ==========      ==========      ==========
                      Portfolio turnover ...................          0.00%           0.00%           0.00%         100.25%
                                                                ==========      ==========      ==========      ==========
============================================================================================================================

*     Annualized.
+     Commencement of operations.
++    Amount is less than .01%.
#     Aggregate total investment return.

      See Notes to Financial Statements.

Government Securities Delaware, LLC

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Government Securities Delaware, LLC (the "Company") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Company was formed in the State of Delaware on August 8, 2000. The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Company offers one class of Units. Holders of Units have no preemptive rights and no right to redeem their Units. The Company will mandatorily redeem all of the outstanding Units on August 8, 2025 at their Net Asset Value. The redemption price may be paid in cash or in-kind at the discretion of the Board of Managers. Each Unit represents a $500 capital contribution to the Company and is an equal, proportionate interest in the Company, none having priority or preference over another. The following is a summary of significant accounting policies followed by the Company.

(a) Valuation of investments - Reverse repurchase agreements, swap agreements and other securities are valued at fair valued as determined by or under the direction of the Board of Managers of the Company.

(b) Financial instruments - The Company may engage in various portfolio investment strategies to hedge its exposures relating to non-trading assets and liabilities.

o Interest rate swaps - The Company may enter into swap agreements. In a swap agreement, the Company exchanges with the counterparty their respective commitments to pay or receive interest on a specified notional principal amount. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the swap agreement, the Company would be in default and the counterparty would be able to terminate the swap agreement.

o Reverse repurchase agreements - The Company may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Company sells securities to the counterparty and agrees to repurchase them at a mutually agreed upon date and price, and may exchange their respective commitments to pay or receive interest. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the reverse repurchase agreement, the Company would be in default and the counterparty would be able to terminate the repurchase agreement.

(c) Income taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and swap income or expense are recognized on the accrual basis.

(e) Dividends and distributions - The Units will provide for a fixed-rate, semi-annual dividend of at least 7.1215%, calculated on the basis of the 30/360 year, on the par value of each unit owned by such unit holder, to be distributed at the discretion of the Board of Managers out of income of the Company from funds legally available for distribution under Delaware law. In addition, the Board of Managers may distribute to the Unit Holders as of a record date or dates determined by the Board of Managers, in cash or otherwise, all or part of any gains realized on the sale or disposition of property or otherwise, or all or part of any other principal or income of the Company, provided that such distributions are not otherwise in violation of Delaware law. Dividends and distributions paid by the Company are recorded on the ex-dividend dates.

2. Transactions with Affiliates:

The Company has entered into an Administrative Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM shall perform or arrange for the performance of the administrative services necessary for the operation of the Company. For such services, the Company will pay FAM a semi-annual fee of $25,000. In addition, the Company pays certain other professional expenses. FAM will be responsible for all other expenses of the Company, including, but not limited to, auditing and legal expenses, and custodial and printing fees.

MLIM Alternative Investment Strategies ("MLIMAIS"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., which in turn, is a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

As of December 31, 2000, 2,000,000 Units were beneficially owned and of record by ML SSG S.A.R.L., a wholly-owned subsidiary of ML & Co. During 2001, ML SSG S.A.R.L. transferred its interest in the Company to Merrill Lynch CICG, L.P., an indirect subsidiary of Merrill Lynch Capital Services, Inc. ("ML Capital Services") and as of December 31, 2003, 2,000,000 Units were beneficially owned by Merrill Lynch CICG, L.P.

The Company purchased for $1,002,500,000 (excluding the accrued interest paid on August 15, 2000) $1,000,000,000 face value, 6% coupon U.S. Treasury Notes maturing on August 15, 2009 (the "Treasury Notes") and entered into a floating rate reverse repurchase agreement to maturity (the "Reverse Repurchase Agreement") with Merrill Lynch Government Securities, Inc. ("ML Government Securities"). Under the Reverse Repurchase Agreement, the Company sold the Treasury Notes to ML Government Securities and is obligated to repurchase the Treasury Notes for $1,000,000,000 on August 15, 2009, but may repurchase the Treasury Notes from ML Government Securities for the Notional Amount (defined below) plus accrued interest on 5 days prior written notice (the "Repurchase Agreement Termination Date"). Until the Repurchase Agreement Termination Date, the Company will make semi-annual floating rate payments to ML Government Securities at the rate of 6-month LIBOR less 109 basis points on the outstanding Notional Amount plus $138,889. The Notional Amount will start at $1,002,500,000 and will be reduced by the $138,889 fixed, semi-annual payments by the Company. The semi-annual fixed payments of $138,889 will amortize the $2,500,000 premium paid for the Treasury Notes to $1,000,000,000 on a straight-line basis over the term of the Reverse Repurchase Agreement. In return, the Company will receive semi-annual payments from ML Government Securities equal to the interest on the Treasury Notes. These semi-annual payments will be netted against each other and only the net amount will actually be paid. Under SFAS 140, Accounting for Transfers and Servicing of Financial Assets, the Reverse Repurchase Agreement is deemed a sale for accounting purposes.

The Company used the proceeds from the Reverse Repurchase Agreements to acquire the following notes (the "Notes"):

      (i) $500,000,000 Merrill Lynch & Co., Inc. Floating Rate Note due August 15, 2009; and

      (ii) $500,000,000 Merrill Lynch Capital Services, Inc. Floating Rate Note due August 15, 2009.

The note from ML & Co. pays interest semi-annually at the rate of 1-month LIBOR plus 7 basis points, compounded monthly. The note from ML Capital Services pays interest semi-annually at the rate of 1-month LIBOR plus 8 basis points. Interest on the loan to ML Capital Services compounds monthly. The Notes are subject to pre-payment at the option of the Company at any time.

To ensure the Company's investments will match its operating and dividend needs, the Company entered into two swaps with ML Capital Services. Under the terms of the first swap, (the "Daycount Swap"), the Company will make payments calculated as 1-month LIBOR plus 7 basis points compounded monthly and paid semi-annually on $1,000,000,000 to ML Capital Services and in return will receive semi-annual payments at a rate of 6-month LIBOR less 109 basis points on $1,000,000,000 plus a fixed payment on the same amount at a rate of 1.1575%. The Daycount Swap will terminate on August 15, 2009. Under the terms of the second swap (the "Amortizing Swap"), the Company will make fixed, semi-annual payments of $41,112 and in return will receive semi-annual payments equal to 6-month LIBOR less 109 basis points on a notional amount that will start at $2,500,000 and will amortize to approximately $138,889 on a straight-line basis over the term of the Amortizing Swap. The Amortizing Swap will terminate on August 15, 2009. The effective date of all transactions with ML & Co. or its affiliates was August 10, 2000.

Certain officers and/or managers of the Company are officers and/or directors of FAM, PSI, ML & Co., and/or MLIMAIS.

3. Investments:

Net unrealized gains (losses) as of December 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
                                                                  Gains (Losses)
--------------------------------------------------------------------------------
Reverse repurchase agreement .........................            $ 167,941,827
Interest rate swaps ..................................                 (563,316)
                                                                  -------------
Total ................................................            $ 167,378,511
                                                                  =============
--------------------------------------------------------------------------------

As of December 31, 2003, there was no net unrealized appreciation for Federal income tax purposes. At December 31, 2003, the aggregate cost of investments for Federal income tax purposes was $1,000,000,000.

4. Capital Stock Transactions:

During the years ended December 31, 2003 and December 31, 2002, Units outstanding remained constant.

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 was as follows:

                                                   10/31/2003         10/31/2002
                                                   ----------         ----------
Distributions paid from:
        Ordinary income                           $72,211,832        $71,211,042
                                                  -----------        -----------
Total taxable distributions                       $72,211,832        $71,211,042
                                                  ===========        ===========

As of December 31, 2003, the components of accumulated earnings on a tax basis were as follows:

      Undistributed ordinary income - net                          $         --
      Undistributed long-term capital gains - net                            --
                                                                   ------------
      Total undistributed earnings - net                                     --
      Unrealized gains - net                                        166,389,932*
                                                                   ------------
      Total accumulated earnings - net                             $166,389,932
                                                                   ============

*The difference between book-basis and tax-basis net unrealized gains is attributable primarily to distributions applicable to 2004 for tax purposes.

6. Subsequent Event:

On February 15, 2004, the company declared and paid a semi-annual dividend of $17.802824 per unit.

INDEPENDENT AUDITORS' REPORT

The Unit Holders and Board Members of
Government Securities Delaware, LLC

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Securities Delaware, LLC (the "Company") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Securities Delaware, LLC as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 20, 2004

Officers and Directors (unaudited)

Jean-Claude Wolter -- Director
A. Martin Buss -- Director
Terry K. Glenn -- President
Donald C. Burke -- Vice President and Treasurer
Phillip S. Gillespie -- Secretary

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Transfer Agent

MLIM Alternative Investment Strategies
800 Scudders Mill Road
Plainsboro, New Jersey 08536

Item 2 - Code of Ethics - The registrant has not adopted a code of ethics as of the end of the period covered by this report. At the next scheduled meeting, the Board will consider adopting a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. The registrant has no investment adviser and no trading activity occurred during the period covered by this report.

Item 3 - Audit Committee Financial Expert - As of December 31, 2003, the board of directors does not have a director that satisfies the definition of audit committee financial expert. At a shareholders meeting in January 2004, the registrant's shareholders elected two new independent directors. The board will, at the next scheduled meeting, consider whether either of these directors satisfy the definition of audit committee financial expert. The registrant has no investment adviser and no trading activity occurred during the period covered by this report.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees - 2003 -- $40,000               2002 -- $40,000

         (b) Audit-Related Fees - 2003 -- $0            2002 -- $0

         (c) Tax Fees - 2003 -- $5,200                  2002 -- $4,800
                        The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees - 2003 -- $0                2002 -- $0

         (e)(1) The registrant's audit committee (the "Committee") has not adopted policies and procedures with regard to the pre-approval of services. No services requiring pre-approval were approved during the period covered by this report.

         (e)(2) 0%

         (f) N/A

         (g) 2003 -- $18,690,437                        2002 -- $17,012,158

         (h) The registrant's audit committee has not considered that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. The audit committee will, at the next scheduled meeting, consider this issue.

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Reserved

Item 9 - Controls and Procedures

9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

9(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits attached hereto

10(a) - Not Applicable

10(b) - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Government Securities Delaware, LLC


        By: /s/ Terry K. Glenn
            -----------------------------
            Terry K. Glenn,
            President of
            Government Securities Delaware, LLC

        Date: March 2, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -----------------------------
            Terry K. Glenn,
            President of
            Government Securities Delaware, LLC

        Date: March 2, 2004


        By: /s/ Donald C. Burke
            -----------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Government Securities Delaware, LLC

        Date: March 2, 2004